Schedule of Federal Statutory Income Tax Rate (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss before income taxes			$ (15,352,000)	$ (6,751,000)
Federal tax at statutory rate			$ (3,224,000)	$ (1,418,000)
Federal tax at statutory rate, percentage			21.00%	21.00%
Foreign rate differential			$ 20,000	$ 38,000
Foreign rate differential, percentage			(0.13%)	(0.56%)
State taxes, net of federal benefit			$ (357,000)	$ (519,000)
State taxes, net of federal benefit, percentage			2.33%	7.69%
Permanent differences			$ 132,000	$ 11,000
Permanent differencesl, percentage			(0.86%)	(0.17%)
Change in Fairvalue			$ 1,282,000	$ 122,000
Change in Fairvalue, percentage			(8.35%)	(1.81%)
Stock Based Compensation			$ 450,000	$ 36,000
Stock Based Compensation, percentage			(2.93%)	(0.53%)
Tax Credits			$ (62,000)
Tax Credits, percentage			0.40%
Other			$ (43,000)	$ (88,000)
Other, percentage			0.28%	1.30%
Change in valuation allowance			$ 1,834,000	$ 1,829,000
Change in valuation allowance, percentage			(11.94%)	(27.09%)
Provision for income tax		$ 71,500	$ 31,000	$ 11,000
Provision for income tax, percentage			(0.20%)	(0.16%)